Taxes	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Taxes

Note 11 — Taxes

Cayman Islands

MicroCloud, MC and HaiCloud Inc were incorporated in the Cayman Islands and is not subject to tax on income or capital gains under the laws of the Cayman Islands. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Mengyun HK, Mcloudvr HK, Ocean HK, Broadvision HK and HaiCloud Ltd, our subsidiaries incorporated in Hong Kong, are subject to a two-tiered income tax rate for taxable income earned in Hong Kong. The first HK$2 million profits earned by a company is subject to be taxed at an income tax rate of 8.25%, while the remaining profits will continue to be taxed at the existing tax rate of 16.5%.

PRC

The subsidiaries incorporated in the PRC are governed by the income tax laws of the PRC and the income tax provision for operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), domestic enterprises and Foreign Investment Enterprises (the “FIE”) are subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemptions may be granted on a case-by-case basis. EIT grants preferential tax treatment to certain High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Shanghai Mengyun obtained the “high-tech enterprise” tax status in October 2017 and further renewed in December 2023, which reduced its statutory income tax rate to 15% from January 2017 to December 2025, subject to a 25% enterprise income tax rate from 2026. Shenzhen Bowei obtained the “high-tech enterprise” tax status in December 2021 and further renewed in December 2024, which reduced its statutory income tax rate to 15% from January 2021 to December 2026. For small and micro-sized enterprises, in accordance with the “Announcement of the Ministry of Finance and the State Taxation Administration No. 6 of 2023”, all taxable incomes not exceeding RMB 3 million will be uniformly levied at an actual tax rate of 5%. Beijing Xihuiyun, Shenzhen Haiyun, Haiyun Xingchen, HaiYun Zhichuang and Shanghai Kuosou were eligible to employ this policy.

Significant components of the income tax expense are as follows:

	June 30, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
	(Unaudited)	(Unaudited)	(Unaudited)
Current income tax expense	(4,770)	(286,367)	(41,529)
Deferred income tax benefit (expense)	-	-	-
Income tax expense	(4,770)	(286,367)	(41,529)

The following table reconciles China statutory rates to the Company’s effective tax rate:

	For the Six Months Ended June 30,
	2025	2026
China statutory income tax rate	25.00%	25.00%
Preferential tax rate reduction	(0.04)%	1.98%
Change in valuation allowance	0.81%	(3.59)%
Additional R&D deduction in China	(0.61)%	0.61%
Permanent difference	(0.02)%	0.04%
Tax rate difference outside China(1)	(25.14)%	(24.23)%
Effective tax rate	-%	(0.19)%

(1)	It is mainly due to the lower tax rate of the entities incorporated in Hong Kong, and tax exempt in Cayman Islands.

Deferred tax assets and liabilities

Significant components of deferred tax assets and liabilities were as follows:

	December 31, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
Deferred tax assets:
Allowance for credit losses	871,837	484,761	71,174
Impairment loss for investment	400,000	400,000	58,730
Net operating loss carry forward	17,114,228	20,564,337	3,019,327
Inventory reserve	101,355	70,307	10,323
Right of use	-	-	-
Less: valuation allowance	(18,487,420)	(21,519,405)	(3,159,554)
Deferred tax assets, net	-	-	-
Deferred tax liabilities:
Recognition of intangible assets arising from business combinations	-	-	-
Deferred tax liabilities, net	-	-	-
Total deferred tax assets, net	-	-	-

The Company evaluated the recoverable amounts of deferred tax assets and provided a valuation allowance to the extent that future taxable profits will be available against which the net operating loss and temporary differences can be utilized. Valuation allowance is provided against deferred tax assets when the Company determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Company considered factors including future taxable income exclusive of reversing temporary differences and tax loss carry forwards. Valuation allowance was provided for net operating loss carry forward because it was more likely than not that such deferred tax assets would not be realized based on the Company’s estimate of its future taxable income. If events occur in the future that allow the Company to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur. The Company has recorded a full valuation allowance against its deferred tax assets as of December 31, 2025 and June 30, 2026.

Value added taxes (“VAT”)

Revenue represents the invoiced value of service, net of VAT. The VAT is based on gross sales price. VAT rate is 6% on services and 13% on goods in China.

Taxes payable consisted of the following:

	December 31, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
VAT taxes payable	195,000	94,285	13,843
Income taxes payable	-	282,850	41,529
Other taxes payable	34,059	21,474	3,153
Totals	229,059	398,609	58,525